RELATED PARTY TRANSACTIONS - Incubation Services (Details) - Magu Capital - Incubation Services - USD ($)	Jul. 23, 2020	Jan. 01, 2019
RELATED PARTY TRANSACTIONS
Period to agree on warrant strike price		3 years
Fair value of warrants	$ 427,000
Gain on extinguishment of liability	$ 573,000